Employee Benefits (Details) (CNY)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
EMPLOYEE BENEFITS [Abstract]
Expense of Employee Benefits	234,725,030	158,641,293	117,927,376